CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Continuing operations
Other operating income	$ 23	$ 2
Administrative expenses	(8,362)	(2,719)	$ (1,376)
Listing and admission expenses	(2,189)
Loss from operating activities	(10,528)	(2,717)	(1,376)
Other income	42
Finance income	448	6
Finance expense	(5)
Loss before taxation	(10,043)	(2,711)	(1,376)
Loss for the year from continuing operations	(10,043)	(2,711)	(1,376)
Items that will or may be reclassified to profit or loss;
Exchange translation	(597)	908	(13)
Total other comprehensive (loss)/income	(597)	908	(13)
Total comprehensive loss for the year	$ (10,640)	$ (1,803)	$ (1,389)
Basic loss per share (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.02)
Diluted loss per share (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.02)